SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS
(13)	SHORT-TERM BORROWINGS

The carrying amounts of the Company’s borrowings are as follows (in thousands):

	December 31, 2010
	Amount	Interest Rate
Bank loan	$607	8.153%

As of December 31, 2010, the short-term borrowing was secured by a personal guarantee from Mr. Qingqing Wu, the Company’s CEO and chairman of the board of directors.